Partners' Capital and Distributions (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 26, 2014	Sep. 16, 2013	Mar. 28, 2012	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Partners Capital And Distributions [Line Items]
Partners' Capital Account, Public Sale of Units Net of Offering Costs	$ 225,725	$ 263,574	$ 169,421
Common units, outstanding				95,029,218				88,690,985
Per Unit Amount				$ 0.5800	$ 0.5650	$ 0.5500	$ 0.5350	$ 0.5225	$ 0.5100	$ 0.4975	$ 0.4850
Number of common units issued	4,600,000	5,750,000		95,029,218				88,690,985
Cash or stock available for distributions, percent usually distributed				100.00%
Days to distribute				45 days
Waiver Units Class 2 [Member]
Partners Capital And Distributions [Line Items]
Waiver units authorized				1,738,000
Cash or stock available for distributions, percent usually distributed				100.00%
Days to distribute				45 days
Waiver Units Class 3 [Member]
Partners Capital And Distributions [Line Items]
Waiver units authorized				1,738,000
Cash or stock available for distributions, percent usually distributed				100.00%
Days to distribute				45 days
Waiver Units Class4 [Member]
Partners Capital And Distributions [Line Items]
Waiver units authorized				1,738,000
Cash or stock available for distributions, percent usually distributed				100.00%
Days to distribute				45 days
Class A [Member]
Partners Capital And Distributions [Line Items]
Partners' Capital Account, Public Sale of Units Net of Offering Costs	$ 225,700	$ 263,600	$ 169,400
Common units, outstanding				94,989,221
Number of common units issued			5,750,000
Class B [Member]
Partners Capital And Distributions [Line Items]
Common units, outstanding				39,997
Class Two [Member]
Partners Capital And Distributions [Line Items]
Conversion feature, minimum distribution coverage ratio				1.1
Class Three [Member]
Partners Capital And Distributions [Line Items]
Conversion feature, minimum distribution coverage ratio				1.1
Class Four [Member]
Partners Capital And Distributions [Line Items]
Conversion feature, minimum distribution coverage ratio				1.1